Debt (Details)			12 Months Ended
		Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 25, 2014 USD ($)
Line of Credit Facility [Line Items]
Long-term debt	[1]		$ 0	$ 95,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 170,000,000.0
Remaining borrowing capacity			$ 146,181,002	$ 44,619,551
Maximum leverage ratio			4.0
Debt covenant, minimum availability required			$ 10,000,000.0
Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Interest coverage ratio			3.0
Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Increments of debt that can be converted			$ 500,000
Debt instrument, interest rate, percent				3.04%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Line of Credit Facility [Line Items]
Basis spread on variable rate, percent			1.50%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Line of Credit Facility [Line Items]
Basis spread on variable rate, percent			3.00%
Sturgeon Acquisitions LLC | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 25,000,000.0
Remaining borrowing capacity			$ 18,200,000	$ 20,000,000
Interest coverage ratio		3.5
Debt covenant, minimum availability required				5,000,000.0
Interest rate		2.00%
Outstanding amount			$ 0	$ 0
Sturgeon Acquisitions LLC | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Basis spread on variable rate, percent		3.00%

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.